UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS VARIABLE GROWTH

QS VARIABLE MODERATE GROWTH

QS VARIABLE CONSERVATIVE GROWTH

FORM N-Q

SEPTEMBER 30, 2017

QS VARIABLE GROWTH

Schedules of investments (unaudited)	September 30, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		2,434,566	$28,533,108
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		515,241	10,876,741
QS International Equity Fund, Class IS Shares		1,357,630	23,134,023
QS U.S. Small Capitalization Equity Fund, Class IS Shares		877,813	12,456,164
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		569,261	13,371,945
ClearBridge Large Cap Growth Fund, Class IS Shares		347,279	15,238,606
ClearBridge Small Cap Growth Fund, Class IS Shares		74,752	2,564,732
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		301,276	3,817,170
Western Asset Intermediate Bond Fund, Class IS Shares		521,570	5,726,834

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $95,935,600)			115,719,323

RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $485,769)	0.907%	485,769	485,769

TOTAL INVESTMENTS - 100.1% (Cost - $96,421,369)			116,205,092
Liabilities in Excess of Other Assets - (0.1)%			(154,149)

TOTAL NET ASSETS - 100.0%			$116,050,943

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	September 30, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		617,584	$7,238,084
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		79,633	1,681,061
QS International Equity Fund, Class IS Shares		336,954	5,741,692
QS U.S. Small Capitalization Equity Fund, Class IS Shares		221,114	3,137,603
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		220,676	5,183,674
ClearBridge Large Cap Growth Fund, Class IS Shares		109,803	4,818,172
ClearBridge Small Cap Growth Fund, Class IS Shares		46	1,572
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		284,917	3,609,896
Western Asset Intermediate Bond Fund, Class IS Shares		493,558	5,419,271

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $31,480,700)			36,831,025

RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $159,297)	0.907%	159,297	159,297

TOTAL INVESTMENTS - 100.0% (Cost - $31,639,997)			36,990,322
Liabilities in Excess of Other Assets - (0.0)%			(17,324)

TOTAL NET ASSETS - 100.0%			$36,972,998

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	September 30, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		1,166,449	$13,670,780
QS International Equity Fund, Class IS Shares		586,637	9,996,294
QS U.S. Small Capitalization Equity Fund, Class IS Shares		524,286	7,439,613
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		505,829	11,881,926
ClearBridge Large Cap Growth Fund, Class IS Shares		186,847	8,198,847
ClearBridge Small Cap Growth Fund, Class IS Shares		14,675	503,500
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,364,243	17,284,956
Western Asset Intermediate Bond Fund, Class IS Shares		2,363,773	25,954,231

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $85,555,036)			94,930,147

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $209,074)	0.907%	209,074	209,074

TOTAL INVESTMENTS - 100.0% (Cost - $85,764,110)			95,139,221
Liabilities in Excess of Other Assets - (0.0)%			(45,880)

TOTAL NET ASSETS - 100.0%			$95,093,341

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds which are affiliated with Legg Mason, Inc. (“Legg Mason”). Effective June 1, 2017, the Portfolios may invest in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$115,719,323	—	—	$115,719,323
Short-Term Investments†	485,769	—	—	485,769

Total Investments	$116,205,092	—	—	$116,205,092

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$36,831,025	—	—	$36,831,025
Short-Term Investments†	159,297	—	—	159,297

Total Investments	$36,990,322	—	—	$36,990,322

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$94,930,147	—	—	$94,930,147
Short-Term Investments†	209,074	—	—	209,074

Total Investments	$95,139,221	—	—	$95,139,221

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2017.

Variable Growth	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	—	$27,145,000	2,520,165	$924,729	85,600	$30,271	—	—	$2,312,837	$28,533,108
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,042,671	3,270,000	160,519	6,287,653	391,038	1,412,348	—	—	(148,277)	10,876,741
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	13,680,305	8,750,000	548,378	2,422,517	163,051	107,482	—	—	3,126,235	23,134,023
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	6,925,247	60,000	5,231	7,973,087	624,109	(820,875)	—	—	987,840	—
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	17,488,921	1,291,512	5,603,346	413,699	1,654	—	$88,921	570,589	12,456,164
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	7,221,712	—	—	2,192,325	34,540	5,533,789	—	—	(5,029,387)	—
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	13,106,562	2,710,000	117,367	3,513,638	175,815	401,362	—	—	1,069,021	13,371,945
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	5,585,511	—	—	5,112,487	572,873	1,129,304	—	—	(473,024)	—
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	5,225,091	9,220,000	222,892	623,997	15,210	16,003	—	—	1,417,512	15,238,606

Notes to Schedules of Investments (unaudited) (continued)

		Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
Variable Growth (continued)	Affiliate Value at December 31, 2016	Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	$4,865,613	—	—	$2,535,906	138,898	$2,541,886	—	—	$(2,329,707)	—
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	4,111,923	$630,000	19,836	1,632,344	86,631	1,192,656	—	—	(544,847)	$2,564,732
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	11,054,482	66,327	5,473	10,857,881	960,091	830,554	$66,327	—	(262,928)	—
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	10,991,628	—	—	6,880,900	656,217	4,955,078	—	—	(4,110,728)	—
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	9,906,411	630,000	64,024	9,632,969	1,051,702	456,646	—	—	(903,442)	—
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	—	4,085,620	326,559	316,557	25,282	3,443	35,620	—	48,107	3,817,170
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	736,267	2,253	196	765,357	64,668	(24,517)	2,272	—	26,837	—
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	494,337	643,689	78,687	1,014,669	140,019	137,237	14,052	—	(123,357)	—
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	—	6,092,496	558,912	407,303	37,343	2,696	52,496	—	41,641	5,726,834
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	2,779,991	—	—	2,867,958	264,761	99,655	—	—	87,967	—

	$110,727,751	$80,794,306		$71,565,623		$18,006,672	$170,767	$88,921	$(4,237,111)	$115,719,323

Notes to Schedules of Investments (unaudited) (continued)

Variable Moderate Growth	Affiliate Value at December 31 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	—	$7,350,000	682,451	$698,621	64,867	$31,379	—	—	$586,705	$7,238,084
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,044,538	—	—	1,987,785	135,159	677,215	—	—	(375,692)	1,681,061
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	3,371,848	$2,460,000	154,839	895,388	57,533	19,612	—	—	805,232	5,741,692
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	2,384,893	—	—	2,712,084	213,127	(269,629)	—	—	327,191	—
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	4,573,496	337,741	1,579,626	116,627	5,373	—	$23,496	143,733	3,137,603
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	2,037,365	20,000	89	546,644	9,834	1,652,746	—	—	(1,510,721)	—
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	4,104,726	1,125,000	48,949	547,111	24,860	12,890	—	—	501,059	5,183,674
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	1,446,119	75,000	6,925	1,215,405	155,245	476,603	—	—	(305,714)	—
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	2,338,456	2,525,000	60,261	526,172	12,933	13,828	—	—	480,888	4,818,172
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	1,593,639	—	—	879,067	45,493	783,744	—	—	(714,572)	—
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	765,780	390,000	12,280	779,046	38,595	480,953	—	—	(375,162)	1,572
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	3,845,935	22,858	1,886	3,775,669	334,005	289,438	$22,858	—	(93,124)	—
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	2,629,164	—	—	1,380,754	156,965	1,450,198	—	—	(1,248,410)	—
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	2,257,038	—	—	2,051,681	225,029	111,702	—	—	(205,357)	—
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	607,344	3,479,254	278,091	531,604	42,391	3,395	39,254	—	54,902	3,609,896

Notes to Schedules of Investments (unaudited) (continued)

Variable Moderate Growth (continued)	Affiliate Value at December 31 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	$4,451,597	$41,143	3,565	$3,898,537	393,372	$677,939	$45,618	—	$(594,203)	—
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	771,190	1,037,570	126,595	1,688,216	222,277	138,886	25,915	—	(120,544)	—
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	—	5,980,656	548,653	600,789	55,095	4,211	50,656	—	39,404	$5,419,271
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	1,496,893	—	—	1,544,635	142,561	53,228	—	—	47,742	—

	$38,146,525	$29,079,977		$27,838,834		$6,613,711	$184,301	$23,496	$(2,556,643)	$36,831,025

Variable Conservative Growth	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	—	$13,025,000	1,209,233	$462,346	42,784	$17,654	—	—	$1,108,126	$13,670,780
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$6,702,590	—	—	5,113,169	355,953	1,891,093	—	—	(1,589,421)	—
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	4,412,624	5,325,000	335,229	870,637	62,211	94,363	—	—	1,129,307	9,996,294
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	5,924,889	—	—	6,742,927	529,481	(675,764)	—	—	818,038	—
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	9,046,476	668,058	1,947,653	143,772	2,347	—	$46,476	340,790	7,439,613
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	3,225,861	—	—	1,716,638	15,429	1,734,200	—	—	(1,509,223)	—
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	6,873,774	4,565,000	202,096	537,292	25,470	22,708	—	—	980,444	11,881,926

Notes to Schedules of Investments (unaudited) (continued)

Variable Conservative Growth (continued)	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	$2,851,731	$275,000	25,393	$2,331,138	317,878	$1,134,791	—	—	$(795,593)	—
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	4,520,745	3,420,000	82,056	615,270	15,988	24,729	—	—	873,372	$8,198,847
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	2,401,997	—	—	1,007,351	68,570	1,498,857	—	—	(1,394,646)	—
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	2,708,228	—	—	1,184,967	78,551	1,355,033	—	—	(1,019,761)	503,500
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	9,469,465	55,355	4,567	9,295,347	822,310	709,492	$55,355	—	(229,473)	—
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	3,692,287	—	—	2,366,601	220,435	1,607,385	—	—	(1,325,686)	—
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	3,473,671	—	—	2,796,124	346,328	531,498	—	—	(677,547)	—
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	8,031,173	9,765,996	780,506	842,342	67,088	(2,342)	220,996	—	330,129	17,284,956
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	20,988,276	500,851	43,664	18,514,712	1,881,517	3,401,102	230,403	—	(2,974,415)	—
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	4,280,627	1,534,502	187,573	5,415,894	718,668	491,714	105,052	—	(399,235)	—
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	—	26,123,887	2,396,507	358,379	32,734	1,621	228,887	—	188,723	25,954,231
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	4,085,986	—	—	4,221,625	389,141	137,524	—	—	135,639	—

	$93,643,924	$73,637,067		$66,340,412		$13,978,005	$840,693	$46,476	$(6,010,432)	$94,930,147

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 22, 2017